EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS/(LOSS) PER SHARE
EARNINGS/(LOSS) PER SHARE

22.    EARNINGS/(LOSS) PER SHARE

Basic earnings per share and diluted earnings/(loss) per share have been calculated as follows (RMB in thousands, except for share and per share data):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income/ (loss)	6,452,554	13,487	(7,110,688)
Less: Net (income)/loss attributable to non-controlling interests	(3,005,111)	76,979	2,751,476
Less: Net income attributable to redeemable non-controlling interests	—	(35,926)	(85,882)
Net income attributable to JinkoSolar’s ordinary shareholders	3,447,443	54,540	(4,445,094)
Dilutive effects of convertible senior notes	(5,574)	(320,243)	—
Numerator for diluted income/(loss) per share	3,441,869	(265,703)	(4,445,094)

Denominator:
Denominator for basic earnings per share–weighted average number of ordinary shares outstanding	207,705,476	208,607,597	208,412,077
Dilutive effects of share options	6,920,728	—	—
Dilutive effects of convertible senior notes	11,486,880	1,374,243	—
Dilutive effects of convertible notes issued by Jiangxi Jinko	—	—	—

Denominator for diluted calculation–weighted average number of ordinary shares outstanding	226,113,084	209,981,840	208,412,077
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	16.60	0.26	(21.33)
Diluted earnings/(loss) per share attributable to JinkoSolar’s ordinary shareholders	15.23	(1.27)	(21.33)

For the year ended December 31, 2024 and 2025, convertible notes issued by the Company’s subsidiary, Jiangxi Jinko and share option issued by the Company were not included in the computation of diluted EPS because of their anti-dilutive effect.